Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Face Statements [Line Items]
Net interest expense		$ 27,578	$ 30,462	$ 30,489
– interest income	[1],[2]	41,756	54,695	49,609
– interest expense	[3]	(14,178)	(24,233)	(19,120)
Net fee income		11,874	12,023	12,620
– fee income		15,051	15,439	16,044
– fee expense		(3,177)	(3,416)	(3,424)
Net income from financial instruments held for trading or managed on a fair value basis		9,582	10,231	9,531
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		2,081	3,478	(1,488)
Changes in fair value of designated debt and related derivatives	[4]	231	90	(97)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		455	812	695
Gains less losses from financial investments		653	335	218
Net insurance premium income		10,093	10,636	10,659
Other operating income		527	2,957	960
Total operating income		63,074	71,024	63,587
Net insurance claims and benefits paid and movement in liabilities to policyholders		(12,645)	(14,926)	(9,807)
Net operating income before change in expected credit losses and other credit impairment charges		50,429	56,098	53,780
Change in expected credit losses and other credit impairment charges		(8,817)	(2,756)	(1,767)
Net operating income		41,612	53,342	52,013
Employee compensation and benefits		(18,076)	(18,002)	(17,373)
General and administrative expenses		(11,115)	(13,828)	(15,353)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[5]	(2,681)	(2,100)	(1,119)
Amortisation and impairment of intangible assets		(2,519)	(1,070)	(814)
Goodwill impairment		(41)	(7,349)	0
Total operating expenses		(34,432)	(42,349)	(34,659)
Operating profit		7,180	10,993	17,354
Share of profit in associates and joint ventures		1,597	2,354	2,536
Profit before tax		8,777	13,347	19,890
Tax expense		(2,678)	(4,639)	(4,865)
Profit for the year		6,099	8,708	15,025
Attributable to:
– ordinary shareholders of the parent company		3,898	5,969	12,608
– preference shareholders of the parent company		90	90	90
– other equity holders		1,241	1,324	1,029
– non-controlling interests		870	1,325	1,298
Profit for the year		$ 6,099	$ 8,708	$ 15,025
Basic earnings per ordinary share (in dollars per share)		$ 0.19	$ 0.30	$ 0.63
Diluted earnings per ordinary share (in dollars per share)		$ 0.19	$ 0.30	$ 0.63
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest expense		$ (2,632)	$ (2,554)	$ (1,112)
– interest income		473	1,249	2,193
– interest expense		(3,105)	(3,803)	(3,305)
Net fee income		(12)	(2)	0
Net income from financial instruments held for trading or managed on a fair value basis		801	1,477	245
Changes in fair value of designated debt and related derivatives	[6]	(326)	(360)	(77)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		1,141	1,659	43
Gains less losses from financial investments		0	0	4
Dividend income from subsidiaries	[7]	8,156	15,117	55,304
Other operating income		1,889	1,293	960
Net operating income before change in expected credit losses and other credit impairment charges		9,017	16,630	55,367
Employee compensation and benefits		(56)	(37)	(37)
General and administrative expenses		(4,276)	(4,772)	(4,507)
Impairment of subsidiaries		(435)	(2,562)	2,064
Total operating expenses		(4,767)	(7,371)	(2,480)
Profit before tax		4,250	9,259	52,887
Tax expense		(165)	(218)	(62)
Profit for the year		4,085	9,041	52,825
Attributable to:
Profit for the year		$ 4,085	$ 9,041	$ 52,825

[1]	Interest income includes $35,293m (2019: $45,708m) of interest recognised on financial assets measured at amortised cost and $5,614m (2019: $8,259m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $12,426m (2019: $21,922m) of interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[5]	Includes depreciation of the right-of-use assets of $1,029m (2019: $912m). Right-of-use assets have been recognised from 1 January 2019 following the adoption of IFRS 16. Comparatives have not been restated.
[6]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[7]	The 2018 year included $44,893m (2020 and 2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.